CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and Cash Equivalents	$ 34,739	$ 57,847
Restricted Cash	9,909	4,223
Accounts Receivable, Net	9,374	6,349
Prepaid Expenses	4,847	5,477
Inventory	20,873	19,408
Voyages in Progress	10,488	4,644
Other Current Assets	1,918	1,574
Vessels Held for Sale	14,960	0
Total Current Assets	107,108	99,522
Non-Current Assets
Vessels	715,263	861,342
Vessels under Construction	24,270	11,000
Right of Use Assets	1,857	1,219
Other Non-Current Assets	2,654	1,264
Total Non-Current Assets	744,044	874,825
Total Assets	851,152	974,347
Current Liabilities
Accounts Payable	6,552	4,099
Accrued Voyage Expenses	14,985	5,254
Other Current Liabilities	8,561	8,232
Current Portion of Long-Term Debt	37,547	22,094
Total Current Liabilities	67,645	39,679
Non-Current Liabilities
Long-Term Debt	283,411	334,615
Operating Lease Liabilities	1,149	730
Other Non-Current Liabilities	724	197
Total Non-Current Liabilities	285,284	335,542
Commitments and Contingencies
Shareholders' Equity
Common Stock, par value $0.01 per share 360,000,000 authorized, 183,694,196 and 151,446,112 issued and outstanding at December 31, 2021 and December 31, 2020, respectively.	1,836	1,514
Additional Paid-in Capital	139,480	59,412
Contributed Surplus	529,816	539,516
Accumulated Other Comprehensive Loss	(1,581)	(1,316)
Retained Earnings (Accumulated Deficit)	(171,328)	0
Total Shareholders' Equity	498,223	599,126
Total Liabilities and Shareholders' Equity	$ 851,152	$ 974,347